Form N-1A Cover	Nov. 01, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
Entity Central Index Key	0000827060
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 28, 2026
Prospectus Date	Nov. 01, 2026